Income Taxes (Schedule Of Reconciliations Of The U.S. Federal Statutory Tax Rate) (Details)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Income Tax Disclosure [Abstract]
Federal statutory rate	35.00%	35.00%	35.00%
State and local taxes, net of federal tax benefit	1.00%	1.30%	1.30%
Non-U.S. rate differential	(4.20%)	(4.80%)	(4.00%)
Non-U.S. tax holidays	(1.10%)	(1.80%)	(1.70%)
U.S. manufacturing deduction	(1.50%)	(1.60%)	(1.40%)
Goodwill impairment	5.30%	4.80%	4.60%
Artesyn repatriation	0.00%	2.20%	0.00%
Other	0.30%	0.20%	1.20%
Effective income tax rate	34.80%	35.30%	35.00%
Non-U.S. tax holiday tax rate reductions for certain foreign jurisdictions, expiration period in years	3 years